Schedule of Investments(a)
March 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.80%
Aerospace & Defense–2.93%
Airbus SE (France)	18,002	$3,403,689
Boeing Co. (The)(b)	26,656	5,305,344
Howmet Aerospace, Inc.	23,516	5,419,497
Northrop Grumman Corp.	9,519	6,494,243
		20,622,773
Apparel Retail–0.95%
Ross Stores, Inc.	31,032	6,722,462
Application Software–1.08%
Intuit, Inc.	17,651	7,631,939
Automobile Manufacturers–0.86%
Tesla, Inc.(b)	16,266	6,046,885
Biotechnology–1.45%
AbbVie, Inc.	47,107	10,245,301
Broadline Retail–4.06%
Amazon.com, Inc.(b)	137,281	28,591,514
Building Products–1.22%
Johnson Controls International PLC	65,639	8,595,427
Communications Equipment–1.24%
Cisco Systems, Inc.	112,305	8,713,745
Construction Materials–0.72%
CRH PLC	48,321	5,079,504
Consumer Finance–1.76%
American Express Co.	22,306	6,747,119
Capital One Financial Corp.	31,125	5,678,134
		12,425,253
Consumer Staples Merchandise Retail–1.74%
Walmart, Inc.	98,561	12,249,161
Data Center REITs–1.01%
Digital Realty Trust, Inc.	39,682	7,151,093
Diversified Banks–4.07%
JPMorgan Chase & Co.	64,154	18,871,541
Wells Fargo & Co.	122,979	9,790,358
		28,661,899
Electric Utilities–2.03%
Constellation Energy Corp.	18,710	5,224,767
PPL Corp.	238,240	9,100,768
		14,325,535
Electrical Components & Equipment–2.80%
Eaton Corp. PLC	17,613	6,299,642
Emerson Electric Co.	47,978	6,286,078
Rockwell Automation, Inc.	19,821	7,113,360
		19,699,080
Financial Exchanges & Data–1.06%
Cboe Global Markets, Inc.	26,456	7,435,988
Shares		Value
Health Care Distributors–0.79%
McKesson Corp.	6,421	$5,556,477
Health Care Equipment–2.76%
Abbott Laboratories	56,841	5,835,865
Boston Scientific Corp.(b)	98,218	6,163,180
Medtronic PLC	85,824	7,436,650
		19,435,695
Health Care Facilities–0.55%
Tenet Healthcare Corp.(b)	20,471	3,863,082
Health Care Supplies–0.63%
Medline, Inc., Class A(b)	99,231	4,415,779
Heavy Electrical Equipment–0.78%
Siemens Energy AG, Class A (Germany)	31,933	5,506,829
Home Improvement Retail–0.71%
Lowe’s Cos., Inc.	21,234	5,017,170
Homebuilding–0.56%
D.R. Horton, Inc.	28,990	3,978,008
Hotels, Resorts & Cruise Lines–1.83%
Marriott International, Inc., Class A	17,390	5,687,747
Royal Caribbean Cruises Ltd.	26,124	7,188,803
		12,876,550
Household Products–1.73%
Procter & Gamble Co. (The)	84,370	12,186,403
Industrial Machinery & Supplies & Components–0.71%
Lincoln Electric Holdings, Inc.	20,216	5,035,401
Industrial REITs–0.91%
Prologis, Inc.	48,758	6,444,832
Insurance Brokers–0.80%
Arthur J. Gallagher & Co.	25,888	5,606,823
Integrated Oil & Gas–1.65%
Chevron Corp.	56,189	11,625,504
Interactive Media & Services–9.06%
Alphabet, Inc., Class A	148,181	42,610,929
Meta Platforms, Inc., Class A	37,086	21,218,013
		63,828,942
Investment Banking & Brokerage–1.39%
Charles Schwab Corp. (The)	103,940	9,768,281
Life Sciences Tools & Services–1.25%
Danaher Corp.	25,882	4,907,227
Lonza Group AG (Switzerland)	6,031	3,868,997
		8,776,224
Managed Health Care–0.91%
UnitedHealth Group, Inc.	23,615	6,389,983
Multi-Utilities–1.05%
Ameren Corp.	67,129	7,378,820
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Shares		Value
Oil & Gas Exploration & Production–2.10%
ConocoPhillips	72,623	$9,586,236
Devon Energy Corp.	103,825	5,224,474
		14,810,710
Oil & Gas Storage & Transportation–0.67%
Cheniere Energy, Inc.	16,611	4,713,537
Packaged Foods & Meats–0.69%
Hershey Co. (The)	23,356	4,855,479
Pharmaceuticals–2.90%
Eli Lilly and Co.	13,306	12,238,460
Merck & Co., Inc.	68,410	8,229,039
		20,467,499
Property & Casualty Insurance–0.93%
Hartford Insurance Group, Inc. (The)	48,411	6,546,620
Rail Transportation–1.24%
Union Pacific Corp.	36,026	8,740,628
Restaurants–1.18%
McDonald’s Corp.	26,796	8,327,929
Semiconductor Materials & Equipment–2.67%
Applied Materials, Inc.	26,619	9,098,108
ASML Holding N.V., New York Shares (Netherlands)	7,354	9,713,384
		18,811,492
Semiconductors–13.20%
Advanced Micro Devices, Inc.(b)	35,013	7,122,695
Broadcom, Inc.	69,730	21,582,132
NVIDIA Corp.	331,889	57,881,442
Texas Instruments, Inc.	32,811	6,369,927
		92,956,196
Shares		Value
Specialty Chemicals–0.81%
DuPont de Nemours, Inc.	124,518	$5,702,924
Systems Software–6.49%
Microsoft Corp.	112,008	41,462,001
ServiceNow, Inc.(b)	40,523	4,236,680
		45,698,681
Technology Hardware, Storage & Peripherals–6.18%
Apple, Inc.	156,603	39,744,275
Sandisk Corp.(b)	5,949	3,779,638
		43,523,913
Tobacco–1.33%
Philip Morris International, Inc.	56,732	9,380,069
Transaction & Payment Processing Services–1.36%
Mastercard, Inc., Class A	19,128	9,557,496
Total Common Stocks & Other Equity Interests (Cost $431,101,586)		695,981,535
Money Market Funds–1.23%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(d)	3,030,256	3,030,256
Invesco Treasury Portfolio, Institutional Class, 3.56%(c)(d)	5,627,620	5,627,620
Total Money Market Funds (Cost $8,657,876)		8,657,876
TOTAL INVESTMENTS IN SECURITIES–100.03% (Cost $439,759,462)		704,639,411
OTHER ASSETS LESS LIABILITIES—(0.03)%		(226,519)
NET ASSETS–100.00%		$704,412,892
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,203,585	$10,420,876	$(10,594,205)	$-	$-	$3,030,256	$17,217
Invesco Treasury Portfolio, Institutional Class	5,949,516	19,353,054	(19,674,950)	-	-	5,627,620	31,720
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,306,102	52,002,238	(56,308,340)	-	-	-	35,768*
Invesco Private Prime Fund	11,150,787	98,858,195	(110,004,978)	-	(4,004)	-	93,035*
Total	$24,609,990	$180,634,363	$(196,582,473)	$-	$(4,004)	$8,657,876	$177,740

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$683,202,020	$12,779,515	$—	$695,981,535
Money Market Funds	8,657,876	—	—	8,657,876
Total Investments	$691,859,896	$12,779,515	$—	$704,639,411
Invesco V.I. Core Equity Fund